UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08455

Morgan Stanley Global Advantage Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	May 31, 2008

Date of reporting period:	August 31, 2007

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Advantage Fund

Portfolio of Investments August 31, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (96.9%)
	Australia (3.1%)
	Data Processing Services
436,600	Computershare Ltd.	$3,703,993

	Other Consumer Services
755,200	A.B.C. Learning Centres Ltd.	4,252,290
	Total Australia	7,956,283

	Bermuda (9.9%)
	Apparel/Footwear Retail
450,100	Esprit Holdings Ltd.	6,630,985

	Insurance Brokers/Services
127,654	Willis Group Holdings Ltd.	4,965,741

	Investment Banks/Brokers
164,000	MF Global Ltd.*	4,418,160

	Multi-Line Insurance
103,184	Axis Capital Holdings Ltd.	3,724,942

	Wholesale Distributors
1,426,040	Li & Fung Ltd.	5,306,573
	Total Bermuda	25,046,401

	Canada (1.3%)
	Food: Specialty/Candy
254,600	SunOpta Inc.*	3,302,162

	France (1.2%)
	Pharmaceuticals: Other
59,000	Ipsen S.A.	3,103,856

	Germany (4.8%)
	Apparel/Footwear
88,504	Adidas AG	5,212,042

	Financial Conglomerates
59,400	Hypo Real Estate Holding AG	3,270,687

	Medical Specialties
49,500	Fresenius SE	3,572,006
	Total Germany	12,054,735

	Greece (3.2%)
	Regional Banks
135,825	EFG Eurobank Ergasias	4,615,328

	Wireless Telecommunications
110,600	Cosmote Mobile Telecommunications S.A.	3,432,018
	Total Greece	8,047,346

	India (1.0%)
	Construction Materials
97,500	ACC Limited	2,564,374

	Israel (2.2%)
	Pharmaceuticals: Other
131,000	Teva Pharmaceutical Industries Ltd. (ADR)	5,633,000

	Italy (2.6%)
	Major Banks
765,200	UniCredito Italiano SpA	6,565,125

	Japan (3.1%)
	Home Building
99,000	Daito Trust Construction Co., Ltd.	4,698,465

	Industrial Machinery
255,000	OSG Corp.	3,177,517
	Total Japan	7,875,982

	Mexico (2.0%)
	Beverages: Non-Alcoholic
70,200	Fomento Economico Mexicano, S.A.B. de C.V. (ADR) (Units)* †	2,445,768

	Other Transportation
54,900	Grupo Aeroportuario del Sureste S.A.B. de C.V. (ADR)	2,725,236
	Total Mexico	5,171,004

	Singapore (5.2%)
	Airlines
356,000	Singapore Airlines Ltd.	4,430,365

	Electronic Components
243,100	Flextronics International Ltd.*	2,768,909

	Marine Shipping
1,787,418	Cosco Corp (Singapore) Ltd.	5,897,724
	Total Singapore	13,096,998

	South Africa (1.2%)
	Pharmaceuticals: Generic Drugs
617,400	Aspen Pharmacare Holdings Ltd.*	3,051,367

	Spain (7.2%)
	Apparel/Footwear Retail
53,800	Industria de Diseno Textil, S.A.	3,165,084

	Major Banks
165,640	Banco Bilbao Vizcaya Argentaria, S.A.	3,821,155
289,889	Banco Santander S.A.	5,305,309
		9,126,464
	Major Telecommunications
237,118	Telefonica S.A.	5,908,643
	Total Spain	18,200,191

	Switzerland (2.4%)
	Chemicals: Specialty
27,300	Lonza Group AG (Registered Shares)	2,679,509

	Financial Conglomerates
66,308	UBS AG (Registered Shares)	3,466,969
	Total Switzerland	6,146,478

	Taiwan (1.0%)
	Semiconductors
245,571	Taiwan Semiconductor Manufacturing Company Ltd. (ADR)	2,436,064

	United Kingdom (11.6%)
	Beverages: Alcoholic
204,896	SABMiller PLC	5,647,592

	Investment Managers
331,600	BlueBay Asset Management PLC	2,839,800
278,132	Man Group PLC	2,778,852
1,129,900	RAB Capital PLC	2,262,793
		7,881,445
	Investment Trusts/Mutual Funds
144,600	KKR Private Equity Investors LP	2,749,535

	Major Banks
183,597	Standard Chartered PLC	5,679,431

	Miscellaneous Commercial Services
209,484	Intertek Group PLC	4,156,141

	Pharmaceuticals: Other
129,315	Shire PLC	3,378,986
	Total United Kingdom	29,493,130

	United States (33.9%)
	Apparel/Footwear
46,584	Under Armour, Inc. (Class A)*	3,028,426

	Beverages: Non-Alcoholic
52,400	PepsiCo, Inc.	3,564,772

	Biotechnology
92,600	Gilead Sciences, Inc.*	3,367,862

	Computer Processing Hardware
55,811	Apple Inc.*	7,728,707

	Electric Utilities
76,100	Constellation Energy Group	6,311,734

	Electronic Components
162,200	Amphenol Corporation (Class A)	5,857,042

	Financial Conglomerates
58,600	Prudential Financial, Inc.	5,261,108

	Investment Banks/Brokers
44,082	Merrill Lynch & Co., Inc.	3,248,843

	Life/Health Insurance
96,500	AFLAC,Inc.	5,144,415

	Media Conglomerates
310,031	News Corp. (Class A)	6,271,927

	Medical Specialties
49,400	Bard (C.R.), Inc.	4,119,466
92,000	Thermo Fisher Scientific, Inc.*	4,989,160
79,900	West Pharmaceutical Services, Inc.	3,199,995
		12,308,621
	Miscellaneous Commercial Services
107,000	FTI Consulting Inc.*	5,619,640

	Real Estate Development
132,500	CB Richard Ellis Group, Inc. (Class A)*	3,911,400

	Specialty Stores
126,800	Staples, Inc.	3,011,500

	Telecommunication Equipment
108,582	Corning Inc.	2,537,561

	Wireless Telecommunications
126,600	Metropcs Communications Inc.*	3,454,914
68,800	NII Holdings Inc.*	5,447,584
		8,902,498

	Total United States		86,076,056

	Total Common Stocks (Cost $193,572,492)		245,820,552

	Rights (0.1%)
	Greece
	Regional Banks
135,825	EFG Eurobank Ergasias (Cost $0)		146,242

NUMBER OF
SHARES (000)
	Short-Term Investment (a) (3.0%)
	Investment Company
7,728	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $7,728,057)		7,728,057

	Total Investments (Cost $201,300,549) (b)	100.0%	253,694,851

	Liabilities in Excess of Other Assets	(0.0)	(51,496)

	Net Assets	100.0%	$253,643,355

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class . Income distributions earned by the Fund totaled $27,380, for the period ended August 31, 2007.

(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $57,875,021 and the aggregate gross unrealized depreciation is $5,480,719 resulting in net unrealized appreciation of $52,394,302.

Morgan Stanley Global Advantage Fund

Summary of Investments  August 31, 2007 (unaudited)

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS

Major Banks	$21,371,020	8.4%
Medical Specialties	15,880,627	6.2
Wireless Telecommunications	12,334,516	4.9
Pharmaceuticals: Other	12,115,842	4.8
Financial Conglomerates	11,998,764	4.7
Apparel/Footwear Retail	9,796,069	3.9
Miscellaneous Commercial Services	9,775,781	3.8
Electronic Components	8,625,951	3.4
Apparel/Footwear	8,240,468	3.2
Investment Managers	7,881,445	3.1
Computer Processing Hardware	7,728,707	3.0
Investment Company	7,728,057	3.0
Investment Banks/Brokers	7,667,003	3.0
Electric Utilities	6,311,734	2.5
Media Conglomerates	6,271,927	2.5
Beverages: Non-Alcoholic	6,010,540	2.4
Major Telecommunications	5,908,643	2.3
Marine Shipping	5,897,724	2.3
Beverages: Alcoholic	5,647,592	2.2
Wholesale Distributors	5,306,573	2.1
Life/Health Insurance	5,144,415	2.0
Insurance Brokers/Services	4,965,741	2.0
Regional Banks	4,761,570	1.9
Home Building	4,698,465	1.9
Airlines	4,430,365	1.7
Other Consumer Services	4,252,290	1.7
Real Estate Development	3,911,400	1.5
Multi-Line Insurance	3,724,942	1.5
Data Processing Services	3,703,993	1.5
Biotechnology	3,367,862	1.3
Food: Specialty/Candy	3,302,162	1.3
Industrial Machinery	3,177,517	1.3
Pharmaceuticals: Generic Drugs	3,051,367	1.2
Specialty Stores	3,011,500	1.2
Investment Trusts/Mutual Funds	2,749,535	1.1
Other Transportation	2,725,236	1.1
Chemicals: Specialty	2,679,509	1.1
Construction Materials	2,564,374	1.0
Telecommunication Equipment	2,537,561	1.0
Semiconductors	2,436,064	1.0

	$253,694,851	100.0%

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Advantage Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 18, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 18, 2007